Property Plant and Equipment - Summary of Plant And Equipment At Cost (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 1,209,873	$ 1,133,070
Land and improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment	8,209	8,209
Building
Property, Plant and Equipment [Line Items]
Property plant and equipment	103,869	101,972
Telephone and computer equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment	881,886	808,047
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment	67,377	64,963
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment	106,021	107,906
Construction in progress
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 42,511	$ 41,973